Reverse Stock Split, Name Change and Increase in Authorized Shares	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Reverse Stock Split, Name Change and Increase in Authorized Shares

5. Reverse Stock Split, Name Change and Increase in Authorized Shares

On September 8, 2014, MabVax Therapeutics Holdings filed an amended and restated certificate of incorporation to increase the authorized number of shares of our common stock to a new total of 150,000,000 shares, increase the number of shares of our preferred stock to a new total of 15,000,000 shares, and change the name of the Company from “Telik, Inc.” to “MabVax Therapeutics Holdings, Inc.” The amendment and restatement of the certificate of incorporation effectuating the name change and above authorized share increases were approved by our stockholders at the special stockholder meeting on September 8, 2014 and by our Board of Directors at a meeting of the Board held on September 8, 2014.

On September 8, 2014, following the filing of the amended and restated certificate disclosed above, MabVax Therapeutics Holdings filed a certificate of amendment to the amended and restated certificate of incorporation to effect an 8-for-1 reverse stock split on common stock (the “Reverse Split”), effective as of 4:01 p.m. Eastern Time (the “Effective Time”) on September 8, 2014 (the “Effective Date”). The Reverse Split was approved by our stockholders at the special stockholder meeting held on September 8, 2014 and by the Board of Directors at a meeting of the Board held on September 8, 2014.

On the Effective Date, immediately and without further action by our stockholders, every 8 shares of our common stock, issued and outstanding immediately prior to the Effective Time, were automatically converted into 1 share of our common stock. As a result of the Reverse Split and calculated as of the Record Date, the number of outstanding shares of our common stock was reduced from 13,932,937 to 1,741,617, excluding outstanding and unexercised share options and warrants and subject to adjustment for fractional shares. No fractional shares were issued as a result of the Reverse Split and, in lieu of these fractional shares, any holder of less than 1 share of our common stock was entitled to receive cash for such holder’s fractional share equal to the product of such fraction multiplied by the average of the last reported bid and ask prices of our common stock at 4:00 p.m., Eastern time, end of regular trading hours on OTCQB marketplace, during the 10 consecutive trading days ending on the last trading day prior to the Effective Date. Further, any options, warrants and contractual rights outstanding as of the Effective Date that were subject to adjustment were adjusted in accordance with their terms. These adjustments included, without limitation, changes to the number of shares of our common stock that may be obtained upon exercise or conversion of these securities, and changes to the applicable exercise or purchase price of such securities.

Shares of our common stock began to trade on the OTCQB marketplace on a post-split basis under the name MabVax Therapeutics Holdings, Inc. on September 10, 2014 under the new CUSIP number 55414P108. MabVax Therapeutics Holdings retained the same CUSIP number when its common stock began trading on the OTCQB marketplace under the trading symbol MBVX on October 10, 2014.

All prior periods in these consolidated financial statements have been adjusted to reflect the effects of the Merger and the Reverse Split, unless otherwise indicated.